Financial instruments by category	12 Months Ended
Jun. 30, 2018
Financial Instruments By Category
Financial instruments by category

15. Financial instruments by category

The note shows the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2018 are as follows:

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2018
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	21,096	-	-	-	21,096	6,078	27,174
Investment in financial assets:
- Equity securities in public companies	-	824	-	135	959	-	959
- Equity securities in private companies	-	-	-	1,168	1,168	-	1,168
- Deposits	1,397	32	-	-	1,429	-	1,429
- Bonds	10	13,933	505	-	14,448	-	14,448
- Mutual funds	-	6,911	-	-	6,911	-	6,911
- Others	-	1,642	-	793	2,435	-	2,435
Derivative financial instruments:
- Crops futures contracts	-	57	-	-	57	-	57
- Swaps	-	-	-	-	-	-	-
- Crops options contracts	-	30	-	-	30	-	30
- Foreign-currency options contracts	-	11	-	-	11	-	11
- Foreign-currency future contracts	-	-	71	-	71	-	71
- Others	-	-	16	-	16	-	16
Restricted assets (ii)	6,426	-	-	-	6,426	-	6,426
Financial assets held for sale
- Clal	-	12,254	-	-	12,254	-	12,254
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	6,834	-	-	-	6,834	-	6,834
- Short-term bank in deposits	350	-	-	-	350	-	350
- Mutual funds	-	353	-	-	353	-	353
- Short-term investments	28,334	2,779	-	-	31,113	-	31,113
Total assets	64,447	38,826	592	2,096	105,961	6,078	112,039

		Financial liabilities at fair value
	Financial liabilities at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	16,678	-	-	-	16,678	4,791	21,469
Borrowings (excluding finance lease liabilities) (Note 21)	219,375	-	-	-	219,375	-	219,375
Finance lease obligations (Note 21)	170	-	-	-	170	-	170
Derivative financial instruments:
- Crops futures contracts	-	58	-	-	58	-	58
- Forward contracts	-	-	118	-	118	-	118
- Foreign-currency future contracts	-	45	8	-	53	-	53
- Crops options contracts	-	27	-	-	27	-	27
- Foreign-currency options contracts	-	18	-	-	18	-	18
- Swaps	-	1	47	-	48	-	48
- Others	-	8	-	24	32	-	32
Total liabilities	236,223	157	173	24	236,577	4,791	241,368

Financial assets and financial liabilities as of June 30, 2017 were as follows

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2017
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	19,975	-	-	-	19,975	4,153	24,128
Investment in financial assets:
- Equity securities in public companies	-	1,665	-	82	1,747	-	1,747
- Equity securities in private companies	-	15	-	964	979	-	979
- Deposits	1,235	14	-	-	1,249	-	1,249
- Bonds	-	4,490	425	-	4,915	-	4,915
- Mutual funds	-	3,986	-	-	3,986	-	3,986
- Others	-	749	-	-	749	-	749
Derivative financial instruments:
- Crops options contracts	-	10	-	-	10	-	10
- Swaps	-	-	29	-	29	-	29
- Warrants	-	-	26	-	26	-	26
- Foreign-currency options contracts	-	4	-	-	4	-	4
- Foreign-currency future contracts	-	-	27	-	27	-	27
Financial assets held for sale	-	8,562	-	-	8,562	-	8,562
Restricted assets (ii)	1,069	-	-	-	1,069	-	1,069
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	8,731	-	-	-	8,731	-	8,731
- Short-term bank in deposits	5	-	-	-	5	-	5
- Mutual funds	-	302	-	-	302	-	302
- Short-term investments	14,510	1,815	-	-	16,325	-	16,325
Total assets	45,525	21,612	507	1,046	68,690	4,153	72,843

		Financial liabilities at fair value
	Financial liabilities at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2017
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	20,557	-	-	-	20,557	5,401	25,958
Borrowings (excluding finance lease liabilities) (Note 21)	135,180	-	-	-	135,180	-	135,180
Finance lease obligations (Note 21)	132	-	-	-	132	-	132
Derivative financial instruments:
- Crops futures contracts	-	11	-	-	11	-	11
- Forward contracts	-	5	152	10	167	-	167
- Foreign-currency future contracts	-	9	5	-	14	-	14
- Crops options contracts	-	4	-	-	4	-	4
- Foreign-currency options contracts	-	4	-	-	4	-	4
Total liabilities	155,869	33	157	10	156,069	5,401	161,470

(i) The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 21).

(ii) Corresponds to deposits in guarantee and escrows.

Liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 “Leases”. The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7 “Financial Instruments Disclosures”. Therefore, finance leases have been shown separately

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.18			06.30.17
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	22,086	(990)	21,096	20,879	(904)	19,975
Financial liabilities
Trade and other payables	17,668	(990)	16,678	21,461	(904)	20,557

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	814	-	814
Interest expenses	(8,259)	-	(8,259)
Foreign exchange loss	(14,263)	-	(14,263)
Dividends income	82	-	82
Fair value gains financial assets at fair value through profit or loss	-	623	623
Loss on debt swap	(2,228)	-	(2,228)
Capitalized finance costs	74	-	74
Loss from derivative financial instruments (except commodities)	-	(324)	(324)
Gain on the revaluation of receivables arising from the sale of farmland	-	85	85
Other financial results	(431)	-	(431)
Net result (i)	(24,211)	384	(23,827)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	755	-	755
Interest expenses	(6,351)	-	(6,351)
Foreign exchange loss	(1,548)	-	(1,548)
Dividends income	68	-	68
Fair value gains financial assets at fair value through profit or loss	-	3,026	3,026
Loss from repurchase of Non-convertible Notes	(31)	-	(31)
Gain from derivative financial instruments (except commodities)	-	146	146
Gain on the revaluation of receivables arising from the sale of farmland	-	37	37
Other financial results	(805)	-	(805)
Net result (i)	(7,912)	3,209	(4,703)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2016
Interest income	657	-	657
Interest expenses	(2,688)	-	(2,688)
Foreign exchange loss	(3,265)	-	(3,265)
Dividends income	72	-	72
Capitalized finance costs	-	-	-
Fair value loss in financial assets at fair value through profit or loss	-	(1,247)	(1,247)
Loss from repurchase of Non-convertible Notes	(39)	-	(39)
Gain from derivative financial instruments (except commodities)	-	1,108	1,108
Gain on the revaluation of receivables arising from the sale of farmland	-	33	33
Impairment of property, plant and equipment	-	-	-
Other financial results	(677)	-	(677)
Net result (i)	(5,940)	(106)	(6,046)

(i) Included within “Financial results, net“ in the Statements of Income.

Clal

Clal is a holding company that mainly operates in the insurance and pension markets and in segments of pension funds. The company holds assets and other businesses (such as insurance agencies) and is one of the largest insurance groups in Israel. Clal mainly develops its activities in three operating segments: long-term savings, general insurance and health insurance.

Given that IDBD failed to meet the requirements set forth to have control over an insurance company, on August 21, 2013, the Commissioner required that IDBD granted an irrevocable power of attorney to Mr. Moshe Tery ("the Trustee") for the 51% of the shareholding capital and vote interests in Clal, thus transferring control over that investee. From such date, IDBD recognized its equity interest in Clal as a financial asset held for sale, at fair value through profit or loss.

On December 30, 2014, the Commissioner sent an additional letter setting a term by which IDBD’s control over and equity interests in Clal were to be sold and giving directions as to the Trustee’s continuity in office, among other aspects.

The sale arrangement outlined in the letter involves IDBD’s and the Trustee’s interests in the sale process under different options and timeframes. The current sale arrangement involved the sale of the interest in the stock exchange or by over-the-counter trades, as per the following detail and by the following dates:

a. Sell at least 5% of its equity interest in Clal, since May 7, 2016.

b. Sell at least an additional 5% of its equity interest in Clal, during each of the subsequent four-month periods.

c. If IDBD sells more than 5% of its equity interest in Clal in any given four-month period, the percentage in excess of the required 5% would be offset against the percentage required in the following period.

In case IDBD does not fulfill its obligation in the manner described in the above paragraph the Trustee is entitled to act upon the specified arrangement in lieu of IDBD, pursuant to all powers that have been vested under the representations of the trust letter. The consideration for the sale would be transferred to IDBD, with the expenses incurred in the sale process to be solely borne by IDBD.

On May 1, 2017, IDBD agreed to sell the 5% of Clal’s shares jointly with a swap transaction. Hence, the shares were sold on May 4 without any type of encumbrances, at a price of NIS 59.86 each (i.e., for a total of roughly NIS 166, equivalent to nearly Ps. 697 at the exchange rate prevailing on that date). Such request had the consent of the Trustee and a statement from the Commissioner stating that such body does not object to the swap transaction.

Concurrently with the sale, IDBD entered into a swap transaction with a banking institution whereby the former will charge or pay for the difference between the sale value of the shares above described and the value such shares will have at the time they are sold to the third-party buyer upon the lapse of a 24-month period. IDBD cannot repurchase such shares, in addition, other sales transactions were made under this modality on August 30, 2017, January 1, 2018 and May 3, 2018 (see Note 4.(h).). IDBD continues to evaluate courses of action with regard to the District Court’s pronouncement, including the possibility to file a motion for appeal.

Based on the terms and conditions of the swap contract, IDBD maintains the major risks and benefits of all of Clal shares; as a result, as of June 30, 2018, all of Clal shares were reported as a financial asset held for sale and a liability associated to the swap in the amount of Ps. 4,465. Valuation of mentioned shares as of June 30, 2018 amounts to Ps. 7,787, and a loss of Ps. 1,826 has been recorded, reflecting the increase/decrease in the market price and the swap costs in financial results, net.

The following table presents the changes in Level 3 financial instruments as of June 30, 2018 and 2017:

	Investments in financial assets - Public companies' securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Loans - non-recourse loan	Total
Balances at June 30, 2016	499	-	1,324	140	(10,999)	(9,036)
Additions and acquisitions	65	(8)	44	-	-	101
Currency translation adjustment	21	(2)	169	6	242	436
Reclassification to liabilities held for sale (Note 4)	-	-	-	-	11,272	11,272
Write off	(702)	66	-	(146)	-	(782)
Gains and losses recognized in the year (i)	199	(66)	(573)	-	(515)	(955)
Balances at June 30, 2017	82	(10)	964	-	-	1,036
Additions and acquisitions	-	-	34	526	-	560
Transfer to level 1 (ii)	-	-	(100)	-	-	(100)
Currency translation adjustment	-	(14)	489	78	-	553
Deconsolidation (Note 4.(l))	-	-	(126)	-	-	(126)
Write off	(67)	-	-	-	-	(67)
Gains and losses recognized in the year (i)	120	-	(93)	189	-	216
Balances at June 30, 2018	135	(24)	1,168	793	-	2,072

(i) Included within “Financial results, net” in the Statements of income.

(ii) The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

During the fiscal year, ended June 30, 2018, shares of private companies were transferred from level 3 to level 1 when they began trading. During the year ended June 30, 2017 and 2016, there were no transfers between levels of the fair value hierarchy. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Trade and other receivables -. Cellcom	Discounted cash flows	Discount interest rate.	Level 3	3.3
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments - Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2018, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group.